--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                             New England Value Fund

                                      Where
                                 The Best Minds
                                     Meet(R)

                               [graphic omitted]

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------
                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"MOST INVESTMENT PROFESSIONALS I KNOW AGREE THAT PROPER ASSET ALLOCATION IS A BEDROCK PRINCIPLE OF SOUND INVESTING."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged, and has no expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since 6/30/89, compared to the Russell 1000 Value Index. The data points for this chart are as follows:]

                           JUNE 1989 THROUGH JUNE 1999

                                    Maximum
                     Net Asset       Sales         Russell 1000
                      Value(1)      Charge(2)         Value(5)
                      --------      ---------         --------
     6/89             $10,000        $ 9,425          $10,000
     6/90             $11,207        $10,563          $10,670
     6/91             $11,423        $10,766          $11,240
     6/92             $13,050        $12,300          $13,031
     6/93             $15,172        $14,300          $15,892
     6/94             $16,201        $15,269          $16,149
     6/95             $19,574        $18,448          $19,447
     6/96             $23,553        $22,199          $24,237
     6/97             $31,047        $29,262          $32,281
     6/98             $35,717        $33,663          $41,591
     6/99             $37,485        $35,329          $48,399



This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------
Class A (Inception 6/5/70)    6 Months    1 Year     5 Years       10 Years
Net Asset Value(1)               5.3%       5.0%      18.3%         14.1%
With Maximum Sales Charge(2)    -0.8       -1.0       16.9          13.5
--------------------------------------------------------------------------------

Class B (Inception 9/13/93)   6 Months    1 Year     5 Years    Since Inception
Net Asset Value(1)               4.9%       4.2%      17.4%         15.4%
With CDSC(3)                    -0.1       -0.8       17.2          15.3
--------------------------------------------------------------------------------

Class C (Inception 12/30/94)  6 Months         1 Year           Since Inception
Net Asset Value(1)              4.9%             4.1%               19.2%
With CDSC(3)                    3.9              3.1                19.2
--------------------------------------------------------------------------------

Class Y (Inception 3/31/94) 6 Months      1 Year     5 Years    Since Inception
Net Asset Value(1)             5.4%        5.3%       18.5%         17.8%
--------------------------------------------------------------------------------

                                                                                    SINCE      SINCE       SINCE
                                                                                    FUND'S     FUND'S      FUND'S
                                                                                   CLASS B    CLASS C     CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS    1 YEAR     5 YEARS   10 YEARS      INCEPT.    INCEPT.    INCEPT.
Russell 1000 Value(5)                 12.9%       16.4%      24.6%      17.1%        20.4%      27.4%      23.4%
Lipper Growth & Income Average(4)     10.9        14.5       21.7       15.1         18.3       23.7       20.5
Morningstar Large Value Average(6)    10.7        12.7       20.9       15.1         17.8       22.9       19.9
-----------------------------------------------------------------------------------------------------------------

Notes to Charts
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund's current subadviser began managing the Fund on July 1, 1996. Results for earlier periods reflect performances under previous subadvisers. Class Y shares are available to certain institutional investors only.

(1) Net Asset Value (NAV) performance represents the percent change in net asset value per share with all distributions reinvested. Returns would have been lower had sales charges been reflected.
(2) With Maximum Sales Charge performance represents the percent change in net asset value per share with all distributions reinvested and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance for Class B shares represents the percent change in net asset value per share with all distributions reinvested and assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.
(4) Lipper Growth & Income Average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.
(5) Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B since inception return is calculated from 9/30/93.
(6) Morningstar Large Value Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
[Photo of Jeff Wardlow]

[Photo of Lauriann Kloppenburg]

Jeff Wardlow
Lauriann Kloppenburg
Loomis & Sayles Company

Q. Please tell us about New England Value Fund's performance during the first half of 1999.

For the six months ended June 30, 1999, New England Value Fund's Class A shares at net asset value had a return of 5.3%. This return includes a $0.51 per share gain in net asset value. The Fund lagged the 12.87% return of the Russell 1000 Value Index during the period, as relatively few stocks drove the Index's performance. However, your Fund returned 10.3% at net asset value in the second quarter, still lagging, but gaining some ground on the Russell 1000 Value Index, which rose 11.3% for the three months ended June 30.

Q. Describe the market environment in the first six months of 1999.

Fickle investors made for volatile markets during the first half of the year. At first, the same short list of large-capitalization stocks that defined market activity in 1998 dominated attention and defined results. But there was a slight move to value stocks in the second quarter as many investors began to question the sustainability of earnings for growth stocks already selling at high valuations. A lower intensity version of this tug of war between value and growth was underway at the end of the period, as the Federal Reserve Board raised the Fed Funds Rate by one-quarter percent and made official the higher interest rates that the markets were anticipating.

Q. Given this environment, what was your investment strategy during the period?

We made only minor changes to the Fund's portfolio early in the year. With the market ignoring all but a relative handful of large-capitalization growth stocks, there was little occasion to make changes among the undervalued stocks in the portfolio.

As more attractive opportunities emerged later and the growth and value sectors swung in and out of favor, we reduced the Fund's weighting in healthcare and boosted exposure to the capital goods and consumer staples sectors, including cable television companies. We also increased exposure to the basic materials sector with purchases of Dow Chemical and Rohm & Haas.

Q. What were the principal factors affecting performance?

The Fund's limited exposure to the market-leading large-cap growth stocks held back performance. We were well represented in the technology sector, however, where strong earnings made IBM an especially successful holding. Raytheon also performed well, benefiting from internal restructuring efforts and the market's increased interest in defense stocks. But Compaq sold off sharply, diluting some of the Fund's gains, in the wake of discouraging sales and a weak pricing environment. Energy issues Exxon and Royal Dutch benefited from firming oil prices. Sprint, AT&T and other long-distance companies performed well, but weak earnings hurt the property-casualty insurers in the portfolio.

We favored undervalued companies that stand to profit from improving economic growth worldwide. Rising economic activity in regions like Asia should allow many companies, especially diversified manufacturers, to add to earnings despite the potential drag of higher interest rates here in the United States.

                                    YOUR FUND'S 10 LARGEST HOLDINGS - 6/30/99
                                                                    % OF
 COMPANY                                                         NET ASSETS
------------------------------------------------------------------------------
 1.  AMERITECH CORP.                                                 4.0
------------------------------------------------------------------------------
 2.  INTERNATIONAL BUSINESS MACHINES                                 3.7
------------------------------------------------------------------------------
 3.  EXXON CORP.                                                     3.3
------------------------------------------------------------------------------
 4.  BELLSOUTH CORP.                                                 3.2
------------------------------------------------------------------------------
 5.  CITIGROUP, INC.                                                 3.2
------------------------------------------------------------------------------
 6.  TIME WARNER, INC.                                               3.1
------------------------------------------------------------------------------
 7.  AT&T CORP.                                                      2.7
------------------------------------------------------------------------------
 8.  CONOCO, INC.                                                    2.4
------------------------------------------------------------------------------
 9.  ROYAL DUTCH PETROLEUM CO.                                       2.4
------------------------------------------------------------------------------
10.  BELL ATLANTIC CORP.                                             2.3

PORTFOLIO HOLDINGS AND ASSET ALLOCATIONS WILL VARY.

Q. What is your current outlook for the market and the Fund?

Although the Federal Reserve Board may again raise interest rates preemptively against a perceived inflationary threat, we look for solid - though not spectacular - economic growth in the United States. Meanwhile, firming com-modity prices give hope for improved demand in other parts of the world. Some depressed emerging markets that were growth engines not long ago now seem to be recovering. Easing of economic pressures in these countries and in former economic powerhouses like Japan would signal a healthier international economic environment, creating opportunities for American firms.

We will continue to focus on companies in which our analysts see good value relative to the potential for increased earnings. Sector weightings will be the result of stock selection, not vice-versa. Looking ahead, we think the Fund's value orientation aligns well with a market that could be shaking off its growth-at-any-price mood of recent years.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

The Fund invests in foreign securities. Investing in foreign securities involves special risks. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

Common Stock - 99.7% of Total Net Assets

    Shares    Description                                          Value (a)
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE - 0.5%
    27,000   Northrop Grumman Corp. ..........................  $    1,790,438
                                                                --------------
             AUTO & RELATED - 4.1%
   110,000   Dana Corp. ......................................       5,066,875
   110,000   Ford Motor Co. ..................................       6,208,125
    65,000   General Motors Corp. ............................       4,290,000
                                                                --------------
                                                                    15,565,000
                                                                --------------
             BANKS - 12.6%
    86,003   Bank America Corp. ..............................       6,305,095
   220,000   Bank of New York Company, Inc. ..................       8,071,250
    95,000   Chase Manhattan .................................       8,229,375
   153,700   CIT Group, Inc. .................................       4,438,087
   190,000   Fleet Financial Group, Inc. .....................       8,431,250
    75,000   PNC Bank Corp. ..................................       4,321,875
   200,000   Wells Fargo & Co. ...............................       8,550,000
                                                                --------------
                                                                    48,346,932
                                                                --------------
             BANKS & THRIFTS - 3.2%
   255,000   Citigroup, Inc. .................................      12,112,500
                                                                --------------
             BROADCASTING - 1.5%
   101,000   Chancellor Media Corp. (c) ......................       5,567,625
                                                                --------------
             BUILDING & RELATED - 1.7%
   105,000   Black & Decker Corp. ............................       6,628,125
                                                                --------------
             CHEMICALS-MAJOR - 3.4%
    30,000   Dow Chemical Co. ................................       3,806,250
    45,000   E.l. du Pont de Nemours & Co. ...................       3,074,062
    63,000   Rohm & Haas Co. .................................       2,701,125
   160,000   Solutia, Inc. ...................................       3,410,000
                                                                --------------
                                                                    12,991,437
                                                                --------------
             CHEMICALS-SPECIALTY - 1.9%
   185,000   Crompton & Knowles Corp. ........................       3,619,063
   200,000   W.R. Grace & Co. (c) ............................       3,675,000
                                                                --------------
                                                                     7,294,063
                                                                --------------
              COMPUTERS & BUSINESS EQUIPMENT - 3.7%
   110,000   International Business Machines .................      14,217,500
                                                                --------------
             COMPUTER HARDWARE - 1.0%
   155,000   Compaq Computer Corp. ...........................       3,671,563
                                                                --------------
             CONTAINERS-METAL/GLASS - 0.8%
   100,000   Owens Illinois, Inc. (c) ........................       3,268,750
                                                                --------------
             DRUGS & HEALTH CARE - 1.4%
    78,800   Bristol-Myers Squibb ............................       5,550,475
                                                                --------------
             ELECTRICAL EQUIPMENT - 0.8%
    25,000   Honeywell, Inc. .................................       2,896,875
                                                                --------------
             ELECTRIC COMPANIES - 4.9%
   115,000   CMS Energy Corp. ................................       4,815,625
   170,000   PECO Energy Co. .................................       7,118,750
    50,000   Texas Utilities Co. .............................       2,062,500
   124,000   Unicom Corp. ....................................       4,781,750
                                                                --------------
                                                                    18,778,625
                                                                --------------
             ELECTRONICS - 2.0%
   110,000   Raytheon Co., Class B ...........................       7,741,250
                                                                --------------
             ENTERTAINMENT - 3.1%
   160,000   Time Warner, Inc. ...............................      11,760,000
                                                                --------------
             FINANCIAL-CONSUMER/DIVERSIFIED - 7.4%
   150,000   Associates First Capital ........................       6,646,875
    55,000   Federal Home Loan Mortgage Corp. ................       3,190,000
    90,000   Federal National Mortgage Association ...........       6,153,750
   150,000   ReliaStar Financial Corp. .......................       6,562,500
   108,000   The FINOVA Group, Inc. ..........................       5,683,500
                                                                --------------
                                                                    28,236,625
                                                                --------------
             HEALTH CARE - SERVICES - 0.9%
   192,700   Tenet Healthcare Corp. (c) ......................       3,576,994
                                                                --------------
             HOUSEHOLD PRODUCTS - 1.1%
    94,000   Newell Rubbermaid, Inc. .........................       4,371,000
                                                                --------------
             INSURANCE - 4.5%
   150,000   ACE, Ltd. .......................................       4,237,500
   105,000   Equitable Companies, Inc. .......................       7,035,000
   103,000   Hartford Financial Services Group ...............       6,006,187
                                                                --------------
                                                                    17,278,687
                                                                --------------
             INVESTMENT BANKING/BROKER/MANAGEMENT - 2.4%
    40,000   Morgan Stanley Dean Witter ......................       4,100,000
   109,900   Paine Webber Group, Inc. ........................       5,137,825
                                                                --------------
                                                                     9,237,825
                                                                --------------
             LEISURE - 1.2%
   159,500   Hasbro, Inc. ....................................       4,456,031
                                                                --------------
             MACHINERY - 1.3%
    75,000   Ingersoll-Rand Co. ..............................       4,846,875
                                                                --------------
             MANUFACTURING - DIVERSIFIED - 1.1%
    45,000   Eaton Corp. .....................................       4,140,000
                                                                --------------
             NATURAL GAS - 2.1%
    70,000   Columbia Gas Systems, Inc. ......................       4,388,125
    60,000   Consolidated Natural Gas Co. ....................       3,645,000
                                                                --------------
                                                                     8,033,125
                                                                --------------
             OIL & GAS/DRILLING EQUIPMENT - 1.1%
   129,400   Baker Hughes, Inc. ..............................       4,334,900
                                                                --------------
             OIL & GAS/MAJOR INTEGRATED - 8.1%
         3   BP Amoco plc ....................................             325
   335,000   Conoco, Inc. ....................................       9,338,125
   166,000   Exxon Corp. .....................................      12,802,750
   149,400   Royal Dutch Petroleum Co. .......................       9,001,350
                                                                --------------
                                                                    31,142,550
                                                                --------------
             OIL & GAS/REFINING/MARKETING - 0.8%
   115,000   Tosco Corp. .....................................       2,982,813
                                                                --------------
             PHOTOGRAPHY-IMAGING - 1.4%
    90,000   Xerox Corp. .....................................       5,315,625
                                                                --------------
             RETAIL - FOOD & DRUG - 2.3%
   310,000   Kroger Co. (c) ..................................       8,660,625
                                                                --------------
             RETAIL - GENERAL MERCHANDISE - 1.0%
   108,900   Dillard's, Inc. .................................       3,825,113
                                                                --------------
             RETAIL - SPECIALTY - 1.6%
   190,000   TJX Companies, Inc. .............................       6,329,375
                                                                --------------
             TELEPHONE - 9.5%
   210,000   Ameritech Corp. .................................      15,435,000
   133,000   Bell Atlantic Corp. .............................       8,694,875
   260,000   BellSouth Corp. .................................      12,187,500
                                                                --------------
                                                                    36,317,375
                                                                --------------
             TELECOMMUNICATION-LONG DISTANCE - 4.3%
   185,000   AT&T Corp. ......................................      10,325,312
   114,000   Sprint Corp. (c) ................................       6,020,625
                                                                --------------
                                                                    16,345,937
                                                                --------------
             WASTE MANAGEMENT - 1.0%
    73,000   Waste Management, Inc. ..........................       3,923,750
                                                                --------------
             Total Common Stock
               (Identified Cost $307,319,433) ................     381,536,383
                                                                --------------
             Total Investments - 99.7%
               (Identified Cost $307,319,433)(b) .............     381,536,383
             Other assets less liabilities ...................       1,139,203
                                                                --------------
             Total Net Assets - 100% .........................  $  382,675,586
                                                                ==============

  (a)        See Note 1a of Notes to Financial Statements.
  (b)        Federal Tax Information:
             At June 30, 1999 the net unrealized appreciation
              on investments based on cost of $307,319,433 for
              federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
               investments in which there is an excess of
               value over tax cost ...........................  $   80,817,553
             Aggregate gross unrealized depreciation for all
               investments in which there is an excess of tax
               cost over value ...............................      (6,600,603)
                                                                --------------
             Net unrealized appreciation  ....................  $   74,216,950
                                                                ==============
   (c)       Non-income producing security.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
  Investments at value
    (Identified cost $ 307,319,433) ....                       $  381,536,383
  Receivable for:
    Fund shares sold ...................                              152,298
    Securities sold ....................                            5,183,997
    Dividends and interest .............                              368,557
    Tax reclaims .......................                                2,886
                                                               --------------
                                                                  387,244,121

LIABILITIES
  Payable for:
    Securities purchased ...............   $    2,153,190
    Fund shares redeemed ...............          656,366
    Due custodian bank .................        1,311,913
  Accrued expenses:
    Management fees ....................          225,763
    Deferred trustees' fees ............           88,630
    Accounting and administrative ......           17,742
    Other expenses .....................          114,931
                                           --------------
                                                                    4,568,535
                                                               --------------
NET ASSETS .............................                       $  382,675,586
                                                               ==============
  Net Assets consist of:
    Capital paid in ....................                       $  269,975,539
    Undistributed net investment income                               199,239
    Accumulated net realized gains (losses)                        38,283,858
    Unrealized appreciation (depreciation)
      on investments ...................                           74,216,950
                                                               --------------

NET ASSETS .............................                       $  382,675,586
                                                               ==============
  Computation of net asset value and
  offering price: Net asset value and
  redemption price of Class A shares
  ($285,109,171 / 27,968,123 shares of
  beneficial interest) .................                       $        10.19
                                                               ==============
  Offering price per share (100/94.25
    of $10.19) .........................                       $        10.81*
                                                               ==============
  Net asset value and offering price
  of Class B shares ($79,346,504 /
  8,061,156 shares of beneficial
  interest) ............................                       $         9.84**
                                                               ==============
  Net asset value and offering price of
  Class C shares ($5,401,156 / 548,152
  shares of beneficial interest) .......                       $         9.85**
                                                               ==============
  Net asset value, offering and redemption
  price of Class Y shares $12,818,755 /
  1,259,980 shares of beneficial
  interest) ............................                       $        10.17
                                                               ==============
 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Dividends (net of foreign taxes of $19,970)                      $  2,941,813
  Interest ...................................                           53,468
                                                                   ------------
                                                                      2,995,281

  Expenses
    Management fees .......................... $  1,412,334
    Service fees - Class A ...................      363,224
    Service and distribution fees - Class B ..      396,415
    Service and distribution fees - Class C ..       28,209
    Trustees' fees and expenses ..............       11,702
    Accounting and administrative ............       56,329
    Custodian ................................       55,769
    Transfer agent ...........................      460,891
    Audit and tax services ...................       15,750
    Legal ....................................       10,919
    Printing .................................       25,729
    Registration .............................       32,317
    Miscellaneous ............................       14,401
                                               ------------
  Total expenses .............................                        2,883,989
                                                                   ------------
  Net investment income ......................                          111,292
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

  Realized gain (loss) on investments - net ..                       31,952,161
  Unrealized appreciation (depreciation)
    on Investments - net .....................                      (13,681,426)
                                                                   ------------
  Net gain (loss) on investment transactions .                       18,270,735
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS ............................                     $ 18,382,027
                                                                   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                              SIX MONTHS
                                                                              YEAR ENDED        ENDED
                                                                             DECEMBER 31,      JUNE 30,
                                                                                 1998            1999
                                                                            -------------    -------------
FROM OPERATIONS
Net investment income ...................................................   $     673,271    $     111,292
  Net realized gain (loss) on investments ...............................      43,925,834       31,952,161
  Unrealized appreciation (depreciation) on investments .................     (16,546,350)     (13,681,426)
                                                                            -------------    -------------
  Increase (decrease) in net assets from operations .....................      28,052,755       18,382,027
                                                                            -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A .............................................................        (637,468)               0
    Class B .............................................................               0                0
    Class C .............................................................               0                0
    Class Y .............................................................         (71,186)               0
  Net realized gain on investments
    Class A .............................................................     (33,246,881)               0
    Class B .............................................................      (9,056,118)               0
    Class C .............................................................        (724,000)               0
    Class Y .............................................................      (2,185,299)               0
                                                                            -------------    -------------
                                                                              (45,920,952)               0
                                                                            -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS ...............................     (13,439,982)     (64,085,373)
Total increase (decrease) in net assets .................................     (31,308,179)     (45,703,346)
                                                                            -------------    -------------
NET ASSETS
  Beginning of the period ...............................................     459,687,111      428,378,932
                                                                            -------------    -------------
  End of the period .....................................................   $ 428,378,932    $ 382,675,586
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period .....................................................   $      87,947    $     199,239
                                                                            =============    =============

                 See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                         CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                        YEAR ENDED DECEMBER 31,                          ENDED
                                                      ---------------------------------------------------------------   JUNE 30,
                                                        1994        1995         1996          1997           1998       1999
                                                      ---------------------------------------------------------------   --------
Net Asset Value, Beginning of the Period .........    $  7.87      $  7.27      $   8.78      $   9.60       $  10.14   $   9.68
                                                      -------      -------      --------      --------       --------   --------

Income From Investment Operations
Net Investment Income (Loss) .....................       0.08         0.10          0.06          0.03           0.03(b)    0.01
Net Realized and Unrealized Gain
 (Loss) on Investments ...........................      (0.19)        2.21          2.12          1.96           0.59       0.50
                                                      -------      -------      --------      --------       --------   --------
Total From Investment Operations .................      (0.11)        2.31          2.18          1.99           0.62       0.51
                                                      -------      -------      --------      --------       --------   --------
Less Distributions
Dividends From Net Investment Income .............      (0.08)       (0.09)        (0.06)        (0.02)         (0.02)      0.00
Distributions From Net Realized
Capital Gains ....................................      (0.41)       (0.71)        (1.30)        (1.43)         (1.06)      0.00
                                                      -------      -------      --------      --------       --------   --------
Total Distributions ..............................      (0.49)       (0.80)        (1.36)        (1.45)         (1.08)      0.00
                                                      -------      -------      --------      --------       --------   --------
Net Asset Value, End of the Period ...............    $  7.27      $  8.78      $   9.60      $  10.14       $   9.68   $  10.19
                                                      =======      =======      ========      ========       ========   ========
Total Return (%) (a) .............................       (1.4)        32.3          26.3          21.0            7.1        5.3
Ratio of Operating Expenses to
 Average Net Assets (%) ..........................       1.37         1.37          1.31          1.25           1.26       1.33(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ..........................       1.00         1.22          0.78          0.28           0.29       0.21(c)
Portfolio Turnover Rate (%) ......................         29           52            64            55             75         69(c)
Net Assets, End of the Period (000) ..............    $190,869     $241,038     $297,581      $348,988       $317,902   $285,109

(a) A sales charge is not reflected in total return calculations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis.

---------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                                         CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                          YEAR ENDED DECEMBER 31,                        ENDED
                                                      --------------------------------------------------------------    JUNE 30,
                                                       1994         1995          1996          1997           1998       1999
                                                      ---------------------------------------------------------------   --------
Net Asset Value, Beginning of the Period .........    $  7.85      $  7.23      $   8.70      $   9.47       $   9.91   $   9.38
                                                      -------      -------      --------      --------       --------   --------

Income From Investment Operations
Net Investment Income (Loss) .....................       0.04         0.05          0.01         (0.05)         (0.05)(b)
                                                                                                                           (0.03)
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      (0.20)        2.18          2.07          1.92           0.58       0.49
                                                      -------      -------      --------      --------       --------   --------
Total From Investment Operations .................      (0.16)        2.23          2.08          1.87           0.53       0.46
                                                      -------      -------      --------      --------       --------   --------
Less Distributions
Dividends From Net Investment Income .............      (0.05)       (0.05)        (0.01)         0.00
                                                                                                                 0.00       0.00
Distributions From Net Realized Capital Gains ....      (0.41)       (0.71)        (1.30)        (1.43)
                                                                                                                (1.06)      0.00
                                                      -------      -------      --------      --------       --------   --------
Total Distributions ..............................      (0.46)       (0.76)        (1.31)        (1.43)         (1.06)      0.00
                                                      -------      -------      --------      --------       --------   --------
Net Asset Value, End of the Period ...............    $  7.23      $  8.70      $   9.47      $   9.91       $   9.38   $   9.84
                                                      =======      =======      ========      ========       ========   ========
Total Return (%) (a) .............................       (2.0)        31.3          25.4          20.0            6.3        4.9
Ratio of Operating Expenses to Average
 Net Assets (%) ..................................       2.12         2.12          2.06          2.00           2.01       2.08(c)
Ratio of Net Investment Income to Average
 Net Assets (%) ..................................       0.25         0.47          0.03         (0.47)         (0.46)     (0.54)(c)
Portfolio Turnover Rate (%) ......................         29           52            64            55             75         69(c)
Net Assets, End of the Period (000) ..............    $13,830      $27,941      $ 48,210      $ 80,008       $ 86,243   $ 79,347

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Per share net investment loss has been calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis.

---------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                  CLASS C
                                                      ---------------------------------------------------------------
                                                                                                           SIX MONTHS
                                                                   YEAR ENDED DECEMBER 31,                    ENDED
                                                      ------------------------------------------------       JUNE 30,
                                                       1995         1996          1997          1998           1999
                                                      ------------------------------------------------       --------
Net Asset Value, Beginning of the Period .........    $  7.23      $  8.70      $   9.46      $   9.92       $   9.39
                                                      -------      -------      --------      --------       --------
Income From Investment Operations
Net Investment Income (Loss) .....................       0.05         0.01         (0.05)(b)     (0.05)(b)      (0.03)
Net Realized and Unrealized Gain on Investments ..       2.18         2.06          1.94          0.58           0.49
                                                      -------      -------      --------      --------       --------
Total From Investment Operations .................       2.23         2.07          1.89          0.53           0.46
                                                      -------      -------      --------      --------       --------
Less Distributions
Dividends From Net Investment Income .............      (0.05)       (0.01)         0.00          0.00           0.00
Distributions From Net Realized Capital Gains ....      (0.71)       (1.30)        (1.43)        (1.06)          0.00
                                                      -------      -------      --------      --------       --------
Total Distributions ..............................      (0.76)       (1.31)        (1.43)        (1.06)          0.00
                                                      -------      -------      --------      --------       --------
Net Asset Value, End of the Period ...............    $  8.70      $  9.46      $   9.92      $   9.39       $   9.85
                                                      =======      =======      ========      ========       ========
Total Return (%) (a) .............................       31.3         25.2          20.2           6.3            4.9
Ratio of Operating Expenses to Average
  Net Assets (%) .................................       2.12         2.06          2.00          2.01           2.08(c)
Ratio of Net Investment Income to Average
  Net Assets (%) .................................       0.47         0.03         (0.47)        (0.46)         (0.54)(c)
Portfolio Turnover Rate (%) ......................         52           64            55            75             69(c)
Net Assets, End of the Period (000) ..............    $ 1,224      $ 3,735      $  6,527      $  6,445       $  5,401

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Per share net investment loss has been calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis.


---------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                           CLASS Y
                                                    ----------------------------------------------------------------------------
                                                    MARCH 31,(a)                                                       SIX MONTHS
                                                      THROUGH                    YEAR ENDED DECEMBER 31,                  ENDED
                                                    DECEMBER 31,   --------------------------------------------------   JUNE 30,
                                                       1994         1995          1996          1997           1998       1999
                                                    -----------------------------------------------------------------   --------
Net Asset Value, Beginning of the Period .........    $  7.57      $  7.24      $   8.75      $   9.55       $  10.10   $   9.65
                                                      -------      -------      --------      --------       --------   --------

Income From Investment Operations
Net Investment Income ............................       0.10         0.12          0.08          0.06(d)        0.06(d)    0.03
Net Realized and Unrealized Gain on Investments ..       0.08         2.21          2.10          1.95           0.59       0.49
                                                      -------      -------      --------      --------       --------   --------
Total From Investment Operations .................       0.18         2.33          2.18          2.01           0.65       0.52
                                                      -------      -------      --------      --------       --------   --------
Less Distributions
Dividends From Net Investment Income .............      (0.10)       (0.11)        (0.08)        (0.03)         (0.04)      0.00
Distributions From Net Realized
Capital Gains ....................................      (0.41)       (0.71)        (1.30)        (1.43)         (1.06)      0.00
                                                      -------      -------      --------      --------       --------   --------
Total Distributions ..............................      (0.51)       (0.82)        (1.38)        (1.46)         (1.10)      0.00
                                                      -------      -------      --------      --------       --------   --------
Net Asset Value, End of the Period ...............    $  7.24      $  8.75      $   9.55      $  10.10       $   9.65   $  10.17
                                                      =======      =======      ========      ========       ========   ========
Total Return (%) (c) .............................        2.4         32.8          26.4          21.3            7.4        5.4
Ratio of Operating Expenses to
 Average Net Assets (%) ..........................       1.54(b)      1.12          1.06          1.00           1.01       1.08(b)
Ratio of Net Investment Income
 to Average Net Assets (%) .......................       1.05(b)      1.47          1.03          0.53           0.54       0.46(b)
Portfolio Turnover Rate (%) ......................         29           52            64            55             75         69(b)
Net Assets, End of the Period ....................    $ 4,001      $ 6,738      $ 12,716      $ 24,164       $ 17,789   $ 12,819

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) Per share net investment income has been calculated using the average shares outstanding during the period.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences may result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $134,759,015 and $191,765,852, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million, reduced by the payment to the Fund's investment subadviser, Loomis Sayles & Company, L.P., ("Loomis Sayles") at the rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Loomis Sayles under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:
                               Fees Earned
                               -----------
                       NEFM               $547,481
                       Loomis Sayles       864,853

The effective annualized management fee for the six months ended June 30, 1999 was 0.73%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $56,329 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $351,958 as compensation for its services in that capacity. .

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $363,224 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1999 is $1,651,994.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 the Fund paid New England Funds $99,104 and $7,052 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999 the Fund paid New England Funds $297,311 and $21,157 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $305,571.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.
Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                                      YEAR ENDED             SIX MONTHS ENDED
                                                                   DECEMBER 31,1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
 CLASS A                                                         SHARES      AMOUNT        SHARES        AMOUNT
----------                                                     ---------   -----------   ----------    ------------
Shares sold ................................................   3,168,405   $32,743,000    1,464,674    $ 14,288,482
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................      69,256       643,647            0               0
  Distributions from net realized gain .....................   3,576,328    32,683,737            0               0
                                                               ---------   -----------   ----------    ------------
                                                               6,813,989    66,070,384    1,464,674      14,288,482
Shares repurchased .........................................   (8,406,922) (84,819,119)  (6,328,190)    (61,159,375)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................   (1,592,933) $(18,748,735) (4,863,516)   $(46,870,893)
                                                               ---------   -----------   ----------    ------------

                                                                      YEAR ENDED             SIX MONTHS ENDED
                                                                   DECEMBER 31,1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
 CLASS B                                                         SHARES      AMOUNT        SHARES        AMOUNT
----------                                                     ---------   -----------   ----------    ------------
Shares sold ................................................     627,075   $ 7,599,849      577,445    $  5,399,723
Shares issued in connection with the reinvestment of:
  Distributions from net realized gain .....................   2,182,049    19,416,320            0               0
                                                               ---------   -----------   ----------    ------------
                                                               2,809,124    27,016,169      577,445       5,399,723
Shares repurchased ........................................   (1,691,995)  (16,635,319)  (1,707,342)    (15,884,648)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................   1,117,129   $10,380,850   (1,129,897)   $(10,484,925)
                                                               ---------   -----------   ----------    ------------

                                                                      YEAR ENDED             SIX MONTHS ENDED
                                                                   DECEMBER 31,1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
 CLASS C                                                         SHARES      AMOUNT        SHARES        AMOUNT
----------                                                     ---------   -----------   ----------    ------------
Shares sold ................................................     228,311   $ 2,343,603       75,719    $    706,280
Shares issued in connection with the reinvestment of:
  Distributions from net realized gain .....................      77,541       687,252            0               0
                                                               ---------   -----------   ----------    ------------
                                                                 305,852     3,030,855       75,719         706,280
Shares repurchased .........................................    (277,675)   (2,693,021)    (213,609)     (1,988,439)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................      28,177   $   337,834     (137,890)   $ (1,282,159)
                                                               ---------   -----------   ----------    ------------

                                                                      YEAR ENDED             SIX MONTHS ENDED
                                                                   DECEMBER 31,1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
 CLASS Y                                                         SHARES      AMOUNT        SHARES        AMOUNT
----------                                                     ---------   -----------   ----------    ------------
Shares sold ................................................     440,251   $ 4,617,366      291,400    $  2,773,647
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................       5,510        52,176            0               0
  Distributions from net realized gain .....................     243,400     2,204,301            0               0
                                                               ---------  ------------   ----------    ------------
                                                                 689,161     6,873,843      291,400       2,773,647
Shares repurchased .........................................  (1,238,799)  (12,283,774)    (874,702)     (8,221,043)
                                                               ---------  ------------   ----------    ------------
Net increase (decrease) ....................................    (549,638) $ (5,409,931)    (583,302)     (5,447,396)
                                                               ---------  ------------   ----------    ------------
Increase (decrease) derived from capital shares transactions    (997,265) $(13,439,982)  (6,714,605)   $(64,085,373)
                                                               =========  ============   ==========    ============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 1999.

                            NEW ENGLAND BALANCED FUND
           Supplement Dated August 15, 1999 to New England Stock Funds
                          Class A, B and C Prospectus
             and New England Stock and Star Funds Class Y Prospectus
                             Each dated May 3, 1999

 Effective immediately, John Hyll will remain on the Fund as the sole portfolio manager of the fixed income portion. Meri Ann Beck and Barr Segal are no longer acting as portfolio managers of this portion. Jeff Wardlow and Gregg Watkins will continue to manage the equity portion of the Fund.

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

MARKET CAPITALIZATION - The value of a company's issued and outstanding common stock, as priced by the market:

NUMBER OF OUTSTANDING SHARES X CURRENT MARKET PRICE OF A SHARE = MARKET CAPITALIZATION.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) (S&P 500) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------

                                        AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early:
The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364


Assumes 10% hypothetical appreciation. Past performance is no guarantee of future results. For illustrative purposes only and not indicative of future performance of any New England Fund. The value of a New England fund will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc. (NASD).
     As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
   The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999. Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

THIS MATERIAL REPRESENTS YEAR 2000 READINESS DISCLOSURE PURSUANT TO THE YEAR 2000 INFORMATION AND READINESS DISCLOSURE ACT.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
WHERE THE BEST MINDS MEET(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
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  Boston, Massachusetts

         02116
  ---------------------

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